Document and Entity Information	0 Months Ended
Nov. 29, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 29, 2013
Registrant Name	FORUM FUNDS II
Central Index Key	0001576367
Amendment Flag	false
Document Creation Date	Nov. 29, 2013
Document Effective Date	Dec. 01, 2013
Prospectus Date	Dec. 01, 2013